Business Combinations and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 First Community Bank of New Mexico [Member] Branch	Jan. 31, 2012 BankEast Acquisition [Member]	Nov. 30, 2012 Alternative Investment Solutions Acquisition [Member]	Dec. 31, 2012 FSV Acquisition [Member]
Business Acquisition [Line Items]
Number of branches acquired	38
Value of asset acquired	$ 1,800	$ 261	$ 108	$ 243
Value of liability acquired	2,100	252	3	28
Total cash acquired	412
Gain on the transaction	$ 46